Quarterly Financial Data (Detail) (JPY ¥) In Millions, except Per Share data	3 Months Ended												12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2008	Sep. 30, 2008	Jun. 30, 2008	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Quarterly Financial Information [Line Items]
Net sales and other operating revenue	¥ 2,213,079	¥ 2,110,414	¥ 2,251,911	¥ 2,361,463	¥ 2,279,567	¥ 2,240,740	¥ 2,056,655	¥ 2,002,212	¥ 1,783,898	¥ 2,533,257	¥ 2,826,865	¥ 2,867,221	¥ 8,936,867	¥ 8,579,174	¥ 10,011,241
Operating Income (loss)	46,206	125,653	163,473	234,443	96,097	176,971	65,543	25,164	(272,136)	102,452	148,851	210,476	569,775	363,775	189,643
Net income (loss) attributable to Honda Motor Co., Ltd. (note 1(c))	¥ 44,554	¥ 81,118	¥ 135,929	¥ 272,487	¥ 72,176	¥ 134,627	¥ 54,037	¥ 7,560	¥ (179,950)	¥ 20,242	¥ 123,316	¥ 173,397	¥ 534,088	¥ 268,400	¥ 137,005
Basic net income (loss) attributable to Honda Motor Co., Ltd. per common share (note 1(c))	¥ 24.72	¥ 45.01	¥ 75.24	¥ 150.27	¥ 39.78	¥ 74.19	¥ 29.78	¥ 4.17	¥ (99.17)	¥ 11.16	¥ 67.96	¥ 95.56	¥ 295.67	¥ 147.91	¥ 75.50